BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS
Schedule of total borrowings
	December 31,
	2012	2013
	US$	US$
Short-term:
Secured	21,676	11,973
Long-term:
Current portion, secured	35,537	38,337
Non-current, secured	212,970	211,723
Total borrowings	270,183	262,033

Schedule of corporate guarantee by third party
	December 31,
	2012	2013
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	10,119	6,069
Fujian Taiyu Investment (Group) Co., Ltd.	7,159	—
	17,278	6,069

Schedule of corporate guarantee by related parties

	December 31,
	2012	2013
	US$	US$
Guaranteed by:
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	4,455	3,936
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youxin Hydropower Development Co., Ltd.	6,523	—
Sanming Youxin Electricity Co., Ltd., Fujian Huabang Hydroelectric Investment Co., Ltd.	—	35,510
	10,978	39,446

Schedule of maturities of long-term loans	Maturities of long-term loans for the five years succeeding December 31, 2013 are as follows:
US$
2014	38,337
2015	33,835
2016	34,071
2017	33,026
2018	27,532
Thereafter	83,259
250,060